Related parties	12 Months Ended
Dec. 31, 2018
Related parties
Related parties

53.   Related parties

The parties related to the Group are deemed to include, in addition to its subsidiaries, associates and joint ventures, the Bank's key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's executive vice presidents, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognise.

	Million of euros
	2018				2017				2016
		Members				Members				Members
	Associates	of the		Other	Associates	of the		Other	Associates	of the		Other
	and joint	board of	Executive	related	and joint	board of	Executive	related	and joint	board of	Executive	related
	ventures	directors	vicepresidents	parties	ventures	directors	vicepresidents	parties	ventures	directors	vicepresidents	parties
Assets:	7,202	—	30	256	6,048	—	21	300	5,884	—	22	307
Loans and advances: credit institutions	704	—	—	—	472	—	—	—	223	—	—	-
Loans and advances: customers	6,142	—	30	256	5,081	—	21	279	5,209	—	22	286
Debt instruments	295	—	—	—	473	—	—	21	452	—	—	21
Others	61	—	—	—	22	—	—	—	—	—	—	—

Liabilities:	1,650	19	12	363	748	19	14	63	824	27	10	124
Financial liabilities: credit institutions	8	—	—	—	309	—	—	—	155	—	—	—
Financial liabilities: customers	1,596	19	12	363	414	19	14	63	669	27	10	124
Marketable debt securities	8	—	—	—	4	—	—	—	—	—	—	—
Others	38	—	—	—	21	—	—	—	—	—	—	—

Income statement:	993	—	—	31	1,020	—	—	14	609	—	—	13
Interest income	73	—	—	14	57	—	—	8	67	—	—	10
Interest expense	(3)	—	—	(1)	(3)	—	—	—	(15)	—	—	(1)
Gains/losses on financial assets and liabilities and others	82	—	—	—	302	—	—	—	15	—	—	—
Commission income	853	—	—	18	735	—	—	6	561	—	—	4
Commission expense	(12)	—	—	—	(71)	—	—	—	(19)	—	—	—
Other:	4,707	9	3	782	3,881	7	3	597	4,146	1	3	846
Contingent liabilities and others	21	7	1	508	6	6	1	352	19	—	—	139
Contingent commitments	393	1	2	64	301	1	2	60	17	1	3	417
Derivative financial instruments	4,293	1	—	210	3,574	—	—	185	4,110	—	—	290

In addition to the detail provided above, there were insurance contracts linked to pensions amounting to EUR 210 million at December 31, 2018 (December 31, 2017: EUR 239 million; December 31, 2016: EUR 269 million).